SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended
	Mar. 28, 2022	Feb. 16, 2022	Mar. 31, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Total outstanding borrowings					$ 6,599,949	$ 5,700,168
2022 Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues			400,000,000
Proceeds from Issuance or Sale of Equity			$ 300,000
Proceeds from Noncontrolling Interests			134,944
Proceeds from Contributions from Parent			$ 165,056
2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Total outstanding borrowings				$ 170,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Debt Instrument, Term	12 months
Line of Credit Facility, Interest Rate During Period	11.00%
Credit facility, maximum borrowing capacity	$ 250,000
Subsequent Event [Member] | 2022 7.000% Studio City Secured Notes [Member]
Subsequent Event [Line Items]
Total outstanding borrowings		$ 350,000
Interest rate per annum		7.00%
Purchase price as percentage of principal		100.00%
Maturity date		Feb. 15, 2027